MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Available-for-sale financial assets [abstract]
Change in marketable securities
	Silver One Resources Inc.	Gainey Capital Corp.	Other Marketable Securities	Total
Balance as at December 31, 2018	$990	$-	$1,607	$2,597
Additions	60	171	-	231
Dispositions	(1,758)	-	-	(1,758)
Gain (loss) recorded in other comprehensive loss	708	(97)	94	705
Balance as at December 31, 2019	$-	$74	$1,701	$1,775

	Silver One Resources Inc.	Gainey Capital Corp.	Other Marketable Securities	Total
Balance as at December 31, 2017	$2,280	$-	$1,997	$4,277
Loss recorded in other comprehensive loss	(1,290)	-	(390)	(1,680)
Balance as at December 31, 2018	$990	$-	$1,607	$2,597